Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations
Discontinued Operations

Note 3 – Discontinued Operations

Disposal of Century Skyway Limited

On June 7, 2018, the Company transferred its 49% interest in CSL at an agreed value of HK$126.13 million ($16.17 million) to Ms. Leung (Note 1). In the fourth quarter of 2018, management committed a plan to dispose of its remaining 51% equity interests in CSL and initiated efforts to locate buyers. On April 25, 2019, the Company entered into a Letter of Intent (the “LOI”) to sell to another individual, Ho Pui Lung (the “Purchaser”) 5,100 shares in the share capital of CSL, at a consideration of HK$99.45 million ($12.75 million), which shall be satisfied by:

1.

the surrender of the 2018 Notes (Note 15) with a principal amount of $3.76 million, beneficially owned by the Purchaser, to SGOCO for cancellation as an initial deposit upon signing of the LOI, and the cancellation shall be irrevocable unless the Company fails to complete the transaction contemplated herein without fault on the part of the Purchaser. On April 30, 2019, the 2018 Notes with a principal amount of $3.76 million were surrendered to the Company for cancellation in satisfaction of the initial deposit thereunder

2.	the payment of the remaining balance by way of a cashier’s order made payable to the Company or such other means as may be mutually agreed by the parties

On September 20, 2019, the Company's wholly-owned subsidiary, SGOCO International (HK) Limited entered into a Share Exchange Agreement for the disposal of 5,100 shares in the share capital of Century Skyway Limited, being 51% of its entire issued share capital, and its fully owned subsidiary - Shen Zhen Provizon Technology Co., Limited.

Upon the satisfactory completion of the closing conditions contained in the Agreement, the disposal shall be consummated in consideration for the transfer of a 51% interest in Century Skyway Limited to Ho Pui Lung at an agreed value of HK$99.45 million  ($12.75 million). The Company considers December 31, 2019 as the disposal effective date since the operational and management control over Century Skyway Limited and Shen Zhen Provizon Technology Co., Limited were shifted from SGOCO to the Purchaser on December 31, 2019.

As of December 31, 2018, operations of CSL to be disposed of were reported as discontinued operations. Accordingly, assets, liabilities, revenues, expenses and cash flows related to CSL have been reclassified in the consolidated financial statements as discontinued operations for all periods presented.

The following table presents the components of discontinued operations reported in the consolidated balance sheets:

As of
December 31,
2018
Cash	$5
Advances to suppliers	45
Goodwill	12,831
Intangible assets	16,402
Long-live asset subtotal	16,402
Assets held for sale	29,283
Classified as:
— Current	12,881
— Non-current	16,402

Other payables, accrued liabilities and customer deposits	$182
Deferred tax liabilities	4,100
Liabilities held for sale	4,282
Classified as:
— Current	182
— Non-current	4,100

The following table presents the components of discontinued operations reported in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2020	2019	2018
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Operating expenses	—	(7)	(8,005)
Loss before provision for income taxes	—	(7)	(8,005)
Income tax credit	—	—	492
Loss from discontinued operations, net of income taxes	—	(7)	(7,513)

The following table summarizes the net assets of CSL at the date of disposal:

Date of disposal
of 51% equity
interest in CSL
(December 31, 2019)
Cash	$2
Advances to suppliers	44
Goodwill	12,831
Intangible assets	16,402
Long-live asset subtotal	16,402
Other payables, accrued liabilities and customer deposits	(185)
Deferred tax liabilities	(4,100)
Net assets of CSL upon disposal	24,994
51%
Interests in net assets of CSL being disposed of	12,747
Consideration	12,750
Gain on disposal of subsidiary	3

Disposal of Boca International Limited

On June 7, 2018, the Company transferred its 49% interest in Boca at an agreed value of HK$184.84 million  ($23.70 million) to Ms. Leung (Note 1). On August 31, 2020, the Company’s wholly-owned subsidiary, SGOCO International (HK) Limited entered into a Sale and Purchase Agreement for the disposal of 94 shares in the share capital of Boca International Limited, being 51% of its entire issued share capital. Upon the satisfactory completion of the closing conditions contained in the Agreement, the disposal shall be consummated in consideration for the transfer of a 51% interest in Boca International Limited to Wong Yiu Tong at an agreed value of HK$1.46 million  ($0.19 million).  The Company considers August 31, 2020 as the disposal effective date since the operational and management control over Boca was shifted from SGOCO to the Purchaser on August 31, 2020.

As of August 31, 2020, operations of Boca to be disposed of were reported as discontinued operations. Accordingly, assets, liabilities, revenues, expenses and cash flows related to Boca have been reclassified in the consolidated financial statements as discontinued operations for all periods presented.

The following table presents the components of discontinued operations reported in the consolidated balance sheets:

As of
December 31,
2019
Cash	$35
Accounts receivable, net	25
Operating lease right-of-use assets, net	95
Other receivables and prepayments	37

Equipment	2,799
Intangible assets	2,377
Long-live asset subtotal	5,271

Assets held for sale	5,368
Classified as:
— Current	97
— Non-current	5,271

Other payables and accrued liabilities	$4,274
Operating lease liability, current	68
Operating lease liability, non-current	29
Deferred tax liabilities	594
Liabilities held for sale	4,965
Classified as:
— Current	4,342
— Non-current	623

The following table presents the components of discontinued operations reported in the consolidated statements of comprehensive loss:

	For eight months ended
	August 31,	Year ended December 31,
	2020	2019	2018
Revenues	$812	$410	$10
Cost of revenues	(523)	(1,738)	(1,378)
Operating expenses	(363)	(39,613)	(10,489)
Other income (expenses)	—	(218)	(140)
Loss before provision for income taxes	(74)	(41,159)	(11,997)
Income tax credit	79	5,050	327
Gain (Loss) from discontinued operations, net of income taxes	5	(36,109)	(11,670)

The following table summarizes the net assets of Boca at the date of disposal:

Date of disposal
of 51% equity
interest in Boca
(August 31, 2020)
Cash	$2
Accounts receivable	186
Operating lease right-of-use assets, net	95
Other receivables and prepayments	37

Plant and equipment, net	2,837
Intangible assets, net	2,063
Long-live asset subtotal	4,900

Other payables and accrued liabilities	(4,235)
Operating lease liabilities	(97)
Deferred tax liabilities	(516)
Net assets of Boca upon disposal	372
51%
Interests in net assets of Boca being disposed of	189
Consideration	187
Loss on disposal of subsidiary	(2)